Note 16 - Capital and Financial Risk Management (Details Textual) - USD ($)					1 Months Ended	12 Months Ended			22 Months Ended	48 Months Ended	72 Months Ended
	Dec. 12, 2023	Jun. 13, 2023	Jan. 12, 2023	Oct. 17, 2022	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2023	Dec. 31, 2021	Dec. 31, 2023	Jun. 30, 2023	Apr. 21, 2022	Jan. 20, 2022
Statement Line Items [Line Items]
Dividend payables		$ 36,000,000	$ 71,400,000
Dividends recognised as distributions to owners			12,400,000			$ 107,222,000
Payments to acquire or redeem entity's shares						32,695,000	$ 146,068,000	$ 749,000
Capital reserved for investments in listed equity securities						70,000,000					$ 70,000,000
Net fair value gain (loss) related to listed equity instruments						3,243,000	15,946,000	0			$ 34,200,000
Repayments of non-current borrowings						$ 0.1
Investment, interest rate						8.00%					8.00%
Qifei International Development Co, Ltd [member]
Statement Line Items [Line Items]
Payments to acquire or redeem entity's shares						$ 0	128,563,000	0
Kunlun Tech Limited and Keeneyes Future Holding Inc. [member]
Statement Line Items [Line Items]
Dividend payables			$ 59,000,000
Dividends recognised as distributions to owners		$ 25,100,000
Net fair value gain (loss) related to listed equity instruments					$ 500,000	$ 3,243,000	$ 15,946,000	$ (4,944,000)
Star X [member]
Statement Line Items [Line Items]
Dividend payables												$ 25,100,000
Disposal group, deferred payments, interest rate													3.50%
ADS [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)	$ 0.4	$ 0.4	$ 0.8
Share repurchase program, maximum authorized amount														$ 50,000,000
Number of shares repurchased during period (in shares)									6,119,841	7,476,455	36,971,296
Payments to acquire or redeem entity's shares									$ 50,000,000	$ 60,500,000	$ 239,000,000
ADS [member] | Qifei International Development Co, Ltd [member]
Statement Line Items [Line Items]
Number of shares repurchased during period (in shares)				23,375,000
Payments to acquire or redeem entity's shares				$ 128,600,000
Ordinary shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)			$ 0.4
Ordinary shares [member] | Qifei International Development Co, Ltd [member]
Statement Line Items [Line Items]
Number of shares repurchased during period (in shares)				46,750,000